Employee Benefit Plans - Summary of Stock Option Activity for Three Years Ended December 31, 2011 (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option Outstanding at the beginning of year	32,611,874	36,433,473	36,615,753
Stock option, granted	1,907,000	3,040,500	3,311,200
Stock option, exercised	(10,022,685)	(6,401,483)	(2,919,118)
Stock option, forfeited	(82,434)	(255,889)	(332,941)
Stock option, expired or canceled	(41,704)	(204,727)	(241,421)
Stock option Outstanding at the end of year	24,372,051	32,611,874	36,433,473
Weighted-Average Exercise Price at the beginning of year	$ 39.54	$ 37.13	$ 35.65
Stock option, vested	22,214,254
Weighted-Average Exercise Price, granted	$ 70.13	$ 48.39	$ 45.47
Stock option Outstanding at the end of year	19,666,959
Weighted-Average Exercise Price, exercised	$ 30.08	$ 29.08	$ 24.10
Weighted-Average Exercise Price, forfeited	$ 62.26	$ 48.42	$ 52.04
Weighted-Average Exercise Price, expired or canceled	$ 51.60	$ 58.94	$ 63.49
Weighted-Average Exercise Price at the end of year	$ 45.73	$ 39.54	$ 37.13
Weighted-Average Exercise Price, vested	$ 44.49
Weighted-Average Exercise Price at the end of year	$ 43.19
Weighted-Average Grant-Date Fair Value, Granted	$ 16.70	$ 11.70	$ 11.18
Aggregate Intrinsic Value, Exercised	$ 416	$ 183	$ 67
Aggregate Intrinsic Value, Vested	611
Aggregate Intrinsic Value, Exercisable	$ 564